Equity Investment Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Equity Investment Disclosure	11. Equity Investment

During the year ended December 31, 2018, the Company purchased 56,000 common shares in, representing 28.57% ownership of KRD, for $256,560 (CAD$350,000).

On March 20, 2019, the CEO of the Company sold 38,000 common shares in KRD to the Company for $6,608 (CAD$8,800). The Company’s ownership in KRD increased to 47.96%.

The continuity of the Company’s investment in KRD is as follows:

	2019 $	2018 $
Opening balance	133,397	-
Purchase of equity investment	6,608	256,560
Share of loss of equity investee	(117,318)	(129,675)
Foreign exchange	4,347	6,512
Ending balance	27,034	133,397

As at	2019 $	2018 $

Current assets	140,685	192,806
Non-current assets	1,609,849	1,050,328
Current liabilities	(1,456,912)	(682,782)
Non-current liabilities	(691,934)	(717,473)
Net assets	(398,312)	(157,121)
Year ended	2019 $	2018 $
Revenue	51,480	271,120
Expenses	(295,984)	(724,742)
Loss for the year	(244,504)	(453,622)